RENTAL INCOME (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Continuing operations	$ 16,530,063	$ 14,856,365	$ 14,524,314
Discontinued operations	0	0	1,437,819
Total	$ 16,530,063	$ 14,856,365	$ 15,962,133